Share-Based Compensation - Schedule of Incentive Units Granted and Fair Value (Details) - Incentive Units [Member] - $ / shares	Jul. 18, 2024	Jul. 01, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 28.45	$ 22.96
Expected life (in years)	2 years	1 year 6 months
Risk-free interest rate	4.40%	4.80%
Dividend yield	0.00%	0.00%
Volatility, minimum	40.00%	40.00%
Volatility, maximum	132.00%	225.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Marketability discount	12.00%	11.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Marketability discount	30.00%	32.00%